DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2020	2019	2018

The loss for the year	$(983)	$(1,711)	$(1,419)
Canadian statutory tax rate	27%	27%	27%
Income tax benefit computed at statutory rates	(265)	(462)	(383)
Foreign tax rates different from statutory rates	8	31	14
Other	(26)	2	89
Foreign exchange gains or losses	(180)	55	225
Permanent differences	19	5	(43)
Change in unused tax losses and tax offsets	444	369	98
	$—	$—	$—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block] [Table Text Block]
	2020	2019	2018

Non-capital losses	$8,597	$9,796	$9,405
Capital loss	2,303	2,257	2,273
Tax value over book value of mineral properties	4,995	3,331	3,335
Tax value over book value of equipment	12	12	12
Tax value over (under) book value of investments and share issue costs	(59)	41	43
Unrecognized deductible temporary differences	$15,848	$15,437	$15,068

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
	Canada	United States
2020 - 2026	$549	$—
2027 - 2040	20,718	19,595
Total	$21,266	$19,595